Note 4 - Investment in GRC (Tables)	12 Months Ended
Nov. 30, 2021
Statement Line Items [Line Items]
Disclosure of effect of change of investment entity status on financial statements [text block]
($)
Fair value of investment in GRC	118,311,520
GRC net asset value - March 11, 2021	110,692
Gain on loss of control over GRC	118,200,828
($)
Investment in GRC - March 11, 2021	118,311,520
Share of loss in GRC	(8,099,526)
Share of OCI in GRC	(857,238)
Gain on ownership interest dilution	5,169,003
Derecognition of investment in associate - November 5, 2021	(114,523,759)
Balance at end of year	-
($)
Gain on loss of control over GRC	118,200,828
Gain on loss of significant influence over GRC	6,309,141
Foreign currency adjustment reclassified to net income	(857,238)
Gains on remeasurement of investment in GRC	123,652,731

Disclosure of investments accounted for using equity method [text block]
November 30,
2021
($)
Balance at November 30, 2020	-
Initial recognition of investment in GRC	120,832,900
Unrealized gain - November 5, 2021 to November 30, 2021	9,257,320
Balance at end of year	130,090,220